UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/08

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            09/30/08


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$603483
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1164 41682.00 SH       SOLE                 41682.00
Abbott Laboratories            COM              002824100     7169 124511.00SH       SOLE                124511.00
Adobe Systems Inc              COM              00724F101    10578 267989.00SH       SOLE                267989.00
Aflac Inc                      COM              001055102    19663 334690.00SH       SOLE                334690.00
Alliance Resource Partners     COM              01877R108      212  6720.00 SH       SOLE                  6720.00
American Express Co            COM              025816109     7664 216311.00SH       SOLE                216311.00
American Int'l Group           COM              026874107     1735 520958.00SH       SOLE                520958.00
Amphenol Corporation           COM              032095101      272  6775.00 SH       SOLE                  6775.00
Apache Corp                    COM              037411105    22251 213382.00SH       SOLE                213382.00
Bank of America Corp           COM              060505104    11653 332948.00SH       SOLE                332948.00
Berkshire Hills Bancorp        COM              084680107      529 16522.00 SH       SOLE                 16522.00
Bristol Myers Squibb           COM              110122108      433 20759.00 SH       SOLE                 20759.00
Canadian National Railway      COM              136375102     1434 29985.00 SH       SOLE                 29985.00
Chevron Corp                   COM              166764100      330  4005.00 SH       SOLE                  4005.00
Cisco                          COM              17275R102    20677 916532.00SH       SOLE                916532.00
Citigroup Inc                  COM              172967101    10672 520312.00SH       SOLE                520312.00
Coca Cola Co                   COM              191216100    23166 438090.00SH       SOLE                438090.00
ConocoPhillips                 COM              20825C104    19095 260678.00SH       SOLE                260678.00
Costco Warehouse Corp          COM              22160K105    11798 181705.00SH       SOLE                181705.00
DNP Select Income Fund         COM              23325P104      116 12342.00 SH       SOLE                 12342.00
Dominion Resources Inc         COM              25746U109      246  5750.00 SH       SOLE                  5750.00
Dow Chemical Co                COM              260543103      296  9300.00 SH       SOLE                  9300.00
Duke Energy Corp               COM              26441C105      286 16391.00 SH       SOLE                 16391.00
Dupont                         COM              263534109      204  5055.00 SH       SOLE                  5055.00
EAFE Int'l                     COM              464287465    36542 649063.00SH       SOLE                649063.00
EMC Corp                       COM              268648102    13375 1118348.00SH      SOLE               1118348.00
Emerging Markets MSCI          COM              464287234     2397 70150.00 SH       SOLE                 70150.00
ExxonMobil Corp                COM              30231G102    26491 341116.00SH       SOLE                341116.00
Gannett Inc                    COM              364730101      287 16965.00 SH       SOLE                 16965.00
General Electric               COM              369604103    20537 805368.00SH       SOLE                805368.00
Golden Star Resources          COM              38119T104       30 20000.00 SH       SOLE                 20000.00
Goldman Sachs                  COM              38141G104    14219 111085.00SH       SOLE                111085.00
Google Inc-CL A                COM              38259P508    15089 37352.00 SH       SOLE                 37352.00
Hampden Bancorp, Inc           COM              40867E107      114 11700.00 SH       SOLE                 11700.00
IBM                            COM              459200101      675  5771.00 SH       SOLE                  5771.00
IShares Biotech                COM              464287556    23291 286274.00SH       SOLE                286274.00
Intel Corp                     COM              458140100     6658 355492.00SH       SOLE                355492.00
Intuit Inc                     COM              461202103    14257 451015.00SH       SOLE                451015.00
Ishares S&P 600                COM              464287804    22133 371922.00SH       SOLE                371922.00
Johnson & Johnson              COM              478160104    26814 387039.00SH       SOLE                387039.00
Kimberly-Clark Corp            COM              494368103     2696 41576.00 SH       SOLE                 41576.00
Kinder Morgan Energy           COM              494550106      280  5375.00 SH       SOLE                  5375.00
Legend Mobile Inc              COM              524927100        0 25000.00 SH       SOLE                 25000.00
Manulife Financial Corp        COM              56501R106      514 14019.00 SH       SOLE                 14019.00
Marriott Intl Cl A             COM              571903202     9432 361504.00SH       SOLE                361504.00
McDonald's Corp                COM              580135101    16185 262316.00SH       SOLE                262316.00
Microsoft Corp                 COM              594918104    18748 702427.00SH       SOLE                702427.00
Midcap Spider Tr               COM              595635103     6388 48465.00 SH       SOLE                 48465.00
Minnesota Mng & Mfg            COM              88579Y101    11304 165475.00SH       SOLE                165475.00
Morgan Stanley                 COM              617446448      367 15976.00 SH       SOLE                 15976.00
Nokia Corp Sponsored ADR       COM              654902204     6289 337231.00SH       SOLE                337231.00
Northern Trust Corp            COM              665859104    10410 144180.00SH       SOLE                144180.00
Nutracea                       COM              67060N204       39 75129.00 SH       SOLE                 75129.00
Occidental Petroleum Co        COM              674599105      211  3000.00 SH       SOLE                  3000.00
Paychex Inc                    COM              704326107    13051 395115.00SH       SOLE                395115.00
Pengrowth Energy               COM              706902509      207 13835.00 SH       SOLE                 13835.00
Peoples United Fin'l Inc       COM              712704105      636 33060.00 SH       SOLE                 33060.00
Pfizer Inc                     COM              717081103      557 30211.00 SH       SOLE                 30211.00
Phillip Morris International,  COM              718172109      312  6495.00 SH       SOLE                  6495.00
Pnc Finl Svcs Group            COM              693475105      355  4750.00 SH       SOLE                  4750.00
Procter & Gamble               COM              742718109    21625 310298.00SH       SOLE                310298.00
Progress Energy Inc            COM              743263105      277  6425.00 SH       SOLE                  6425.00
Progressive Corporation        COM              743315103     7075 406596.00SH       SOLE                406596.00
Republic Services, Inc.        COM              760759100      579 19306.00 SH       SOLE                 19306.00
Southern Co                    COM              842587107      696 18468.00 SH       SOLE                 18468.00
Southwest Airlines             COM              844741108     6831 470805.00SH       SOLE                470805.00
Spdr Tr Unit Ser 1             COM              78462F103     2680 23105.00 SH       SOLE                 23105.00
Staples Inc                    COM              855030102      395 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106     1085 25740.00 SH       SOLE                 25740.00
TCF Financial Corp             COM              872275102      217 12050.00 SH       SOLE                 12050.00
Target Corp                    COM              87612E106     7773 158476.00SH       SOLE                158476.00
Technology Sector              COM              81369Y803     3270 164750.00SH       SOLE                164750.00
Thomas & Betts Corp            COM              884315102     5694 145750.00SH       SOLE                145750.00
Tiffany & Company              COM              886547108     7193 202505.00SH       SOLE                202505.00
Toll Bros Inc                  COM              889478103      996 39495.00 SH       SOLE                 39495.00
United Parcel Svc Cl B         COM              911312106    13153 209135.00SH       SOLE                209135.00
United Technologies            COM              913017109     2060 34305.00 SH       SOLE                 34305.00
Verizon Communications         COM              92343V104      450 14038.00 SH       SOLE                 14038.00
Wal-Mart Stores Inc            COM              931142103     3262 54459.00 SH       SOLE                 54459.00
Walt Disney                    COM              254687106      224  7310.00 SH       SOLE                  7310.00
Washington Mutual Inc          COM              939322103        5 50100.00 SH       SOLE                 50100.00
Waypoint Biomedical Holdings   COM              946755204        0 32000.00 SH       SOLE                 32000.00
Wells Fargo & Co               COM              949746101    16361 435936.00SH       SOLE                435936.00
Xcel Energy Inc                COM              98389B100      281 14035.00 SH       SOLE                 14035.00
1-3 Yr Treasury ETF            ETF              464287457     1648 19719.00 SH       SOLE                 19719.00
1-30 Laddered Treasury ETF     ETF              73936T524     1507 56071.00 SH       SOLE                 56071.00
7-10 Yr Treasury ETF           ETF              464287440      232  2613.00 SH       SOLE                  2613.00
Aggregate Bond ETF             ETF              464287226      718  7285.00 SH       SOLE                  7285.00
Fixed Rate Mortgage Bond ETF   ETF              464288588     1108 10854.00 SH       SOLE                 10854.00
Total Bond Mkt ETF             ETF              921937835     3556 47022.00 SH       SOLE                 47022.00